Investments Cash Distributions from Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014		Dec. 29, 2013
Schedule of Equity Method Investments [Line Items]
Cash distributions from equity investments	$ 180,207	$ 370,310	[1]	$ 207,994
Apartments.com
Schedule of Equity Method Investments [Line Items]
Distributions from equity investments, return on investment		$ 160,000

[1]	Cash distributions for the year ended December 28, 2014 included $160 million for the Company’s share of the proceeds from the sale by CV of its Apartments.com business. This distribution is presented as an investing activity in the Company’s Consolidated Statement of Cash Flows for the year ended December 28, 2014.